Financial Assets and Financial Liabilities - Summary of Carrying Amounts of Financial Instruments Category Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	₩ 673,198,828	₩ 636,034,774
Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	11,320,590	10,720,231
Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	8,234,289	11,783,494
Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	462,397,026	435,687,897
Borrowings
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	70,728,396	68,077,012
Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	80,049,270	76,171,257
Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	40,469,257	33,594,883
Financial Liabilities At Fair Value Through Profit Or Loss That Meet Definition Of Held For Trading, Category [Member]
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	11,026,877	14,127,427
Financial Liabilities At Fair Value Through Profit Or Loss That Meet Definition Of Held For Trading, Category [Member] | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	3,339,572	2,717,732
Financial Liabilities At Fair Value Through Profit Or Loss That Meet Definition Of Held For Trading, Category [Member] | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	7,687,305	11,409,695
Financial instruments designated at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	7,981,018	8,002,499
Financial instruments designated at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	7,981,018	8,002,499
Financial instruments at amortized cost
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	653,643,949	613,531,049
Financial instruments at amortized cost | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	462,397,026	435,687,897
Financial instruments at amortized cost | Borrowings
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	70,728,396	68,077,012
Financial instruments at amortized cost | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	80,049,270	76,171,257
Financial instruments at amortized cost | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	40,469,257	33,594,883
Derivatives held for hedging
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	546,984	373,799
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	₩ 546,984	₩ 373,799